EARNINGS PER SHARE - Basic and Diluted Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net Loss Attributable to Corporation
Basic loss per share	$ (41,753)	$ (21,051)
Effect of dilutive securities	0	0
Diluted loss per share	$ (41,753)	$ (21,051)
Shares
Basic loss per share	14,697,061	10,010,492
Effect of dilutive securities	0	0
Diluted loss per share	14,697,061	10,010,492
Basic loss per share	$ (2.84)	$ (2.10)
Diluted loss per share	$ (2.84)	$ (2.10)